Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Total Revenue Attributable to Each Segment

The proportion of our total revenue attributable to each segment is as follows:

	Nine Months Ended September 30,
	2022	2021
As a percentage of total revenue
North America	100.0%	63.5%
U.K.	-%	36.5%
Other foreign markets	-%	-%
Total consolidated revenue	100.0%	100.0%

The proportion of our total revenue attributable to each segment is as follows:

	Years Ended December 31,
As a percentage of total revenue	2021	2020
North America	65.1%	91.1%
U.K.	34.9%	3.3%
Other foreign markets	-%	5.6%
Total consolidated revenue	100.0%	100.0%

Schedule of Operating Results for Segments

Operating results for the segments are as follows:

	Nine Months Ended September 30,
	2022	2021
	(In thousands)
Segment revenue
North America	$410	$4,672
U.K.	-	2,689
Other foreign markets	-	-
Total consolidated revenue	$410	$7,361

	Nine Months Ended September 30,
	2022	2021
	(In thousands)
Segment gross profit contribution *
North America	$(28)	$1,919
U.K.	1	2,199
Other foreign markets	-	1
Total consolidated gross profit	$(27)	$4,119

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expenses.

	Nine Months Ended September 30,
	2022	2021
	(In thousands)
Depreciation and amortization expenses
North America	$-	$2
U.K.	$-	2
Other foreign markets	-	-
Total consolidated depreciation and amortization expenses	$-	$4

Operating results for the segments are as follows:

	Years Ended December 31,
	2021	2020
Segment revenue	(In thousands)
North America	$5,021	$23,596
U.K.	2,689	846
Other foreign markets	-	1,472
Total consolidated revenue	$7,710	$25,914

	Years Ended December 31,
	2021	2020
Segment gross profit contribution *	(In thousands)
North America	$1,586	$15,631
U.K.	2,194	802
Other foreign markets	-	1,319
Total consolidated gross profit	$3,780	$17,752

*	Segment gross profit is calculated as revenue less direct course expenses, advertising and sales expenses and royalty expense.

Schedule of Depreciation and Amortization Expenses
	Years Ended December 31,
	2021	2020
Depreciation and amortization expenses	(In thousands)
North America	$2	$45
U.K.	2	14
Other foreign markets	-	-
Total consolidated depreciation and amortization expenses	$4	$59

Schedule of Segment Identifiable Assets
	September 30,	December 31,
	2022	2021
	(In thousands)
Segment identifiable assets
North America	$446	1,348
U.K.	$55	126
Other foreign markets	$165	175
Total consolidated identifiable assets	$666	$1,649

	December 31,	December 31,
	2021	2020
Segment identifiable assets	(In thousands)
North America	$1,348	$3,834
U.K.	126	1,266
Other foreign markets	175	192
Total consolidated identifiable assets	$1,649	$5,292